UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8338

Western Asset Emerging Markets Floating Rate Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2007

ITEM 1.        SCHEDULE OF INVESTMENTS

WESTERN ASSET EMERGING MARKETS

FLOATING RATE FUND INC.

FORM N-Q

May 31, 2007

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of Investments (unaudited)

May 31, 2007

Face Amount	Security	Value
SOVEREIGN BONDS — 62.2%
Argentina — 4.5%
	Republic of Argentina:
$1,174,000	Bonds, Series VII, 7.000% due 9/12/13	$1,128,638
1,591,056	Discount Notes, 8.280% due 12/31/33 (a)	1,667,427
	Total Argentina	2,796,065
Brazil — 10.7%
	Federative Republic of Brazil:
4,443,000	11.000% due 8/17/40 (a)	5,956,952
591,398	MYDFA, 6.143% due 9/15/07 (b)(c)(d)	594,355
	Total Brazil	6,551,307
Colombia — 4.9%
	Republic of Colombia:
2,000,000	8.900% due 3/17/13 (b)(c)	2,240,000
740,000	7.160% due 11/16/15 (a)(b)	803,640
	Total Colombia	3,043,640
Ecuador — 1.3%
865,000	Republic of Ecuador, 10.000% due 8/15/30 (a)(c)	776,770
Mexico — 12.7%
	United Mexican States:
479,000	7.500% due 1/14/12	520,314
7,200,000	Medium-Term Notes, Series A, 6.055% due 1/13/09 (b)	7,268,400
	Total Mexico	7,788,714
Panama — 4.0%
	Republic of Panama:
1,608,000	7.250% due 3/15/15 (a)	1,752,720
647,000	6.700% due 1/26/36 (a)	682,585
	Total Panama	2,435,305
Peru — 0.3%
186,000	Republic of Peru, Bonds, 6.550% due 3/14/37 (a)	194,184
Russia — 9.6%
	Russian Federation:
2,200,061	8.250% due 3/31/10 (c)	2,292,463
3,208,875	7.500% due 3/31/30 (c)	3,602,925
	Total Russia	5,895,388
Turkey — 8.4%
	Republic of Turkey:
1,540,000	11.875% due 1/15/30 (a)	2,402,400
2,860,000	Notes, 6.875% due 3/17/36	2,770,625
	Total Turkey	5,173,025
Uruguay — 1.0%
550,134	Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36 (a)	625,777
Venezuela — 4.8%
	Bolivarian Republic of Venezuela:
2,780,000	Collective Action Securities, 6.355% due 4/20/11 (b)(c)	2,746,640

See Notes to Schedule of Investments.

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount	Security	Value
Venezuela — 4.8% (continued)
$180,918	DCB, Series DL, 6.250% due 12/18/07 (a)(b)	$181,144
	Total Venezuela	2,927,784

	TOTAL SOVEREIGN BONDS (Cost — $36,533,977)	38,207,959
CORPORATE BONDS & NOTES — 36.5%
Brazil — 5.5%
410,000	Globo Communicacao e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)(c)	407,392
	Vale Overseas Ltd., Notes:
471,000	8.250% due 1/17/34	565,075
2,337,000	6.875% due 11/21/36	2,399,599
	Total Brazil	3,372,066
El Salvador — 0.4%
254,000	MMG Fiduciary & Trust Corp., 6.750% due 2/1/16 (c)	252,917
Germany — 3.8%
2,000,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (a)(c)	2,355,600
India — 0.2%
114,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (b)(c)	111,364
Kazakhstan — 4.0%
330,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (c)	332,475
310,000	HSBK Europe BV, 7.250% due 5/3/17 (c)	307,021
	TuranAlem Finance BV:
1,520,000	6.730% due 1/22/09 (a)(b)(c)	1,521,140
310,000	Bonds, 8.250% due 1/22/37 (c)	307,675
	Total Kazakhstan	2,468,311
Mexico — 9.7%
	Axtel SAB de CV:
10,000	7.625% due 2/1/17 (c)	10,125
280,000	Senior Notes, 7.625% due 2/1/17 (c)	283,500
160,000	Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (b)(c)	161,426
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
100,000	9.375% due 5/1/12 (a)	108,500
20,000	12.500% due 6/15/12 (a)	21,400
	Pemex Project Funding Master Trust, Senior Notes:
4,830,000	5.948% due 12/3/12 (a)(b)(c)	4,891,582
450,000	5.948% due 12/3/12 (a)(b)(c)	455,738
	Total Mexico	5,932,271
Russia — 7.7%
150,000	Gazprom, Loan Participation Notes, 6.510% due 3/7/22 (c)	153,000
	Russian Agricultural Bank:
1,109,000	Bonds, 6.299% due 5/15/17 (c)	1,115,100
768,000	Notes, 7.175% due 5/16/13 (a)(c)	815,040
490,000	TNK-BP Finance SA, 7.500% due 7/18/16 (a)(c)	515,235
140,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (c)	150,724
2,000,000	VTB Capital SA for Vneshtorgbank, Loan Participation Notes, 5.955% due 8/1/08 (b)(c)	2,003,360
	Total Russia	4,752,459

See Notes to Schedule of Investments.

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2007

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 36.5%
Thailand — 1.0%
$550,000	True Move Co., Ltd., 10.750% due 12/16/13 (c)	$589,875
United States — 1.1%
610,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (a)	667,950
Venezuela — 3.1%
1,869,000	Petrozuata Finance Inc., 8.220% due 4/1/17 (c)	1,915,725
	TOTAL CORPORATE BONDS & NOTES (Cost — $22,132,506)	22,418,538
LOAN PARTICIPATIONS — 0.2%
United States — 0.2%
17,403	Ashmore Energy International, Synthetic Revolving Department, 8.250% due 3/30/14(Credit Suisse)(a)(b)†	17,523
132,597	Ashmore Energy Term Loan, 8.350% due 3/30/14(Credit Suisse)(a)(b)†	133,508
	TOTAL LOAN PARTICIPATIONS (Cost — $149,630)	151,031
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $58,816,113)	60,777,528
SHORT-TERM INVESTMENTS — 1.1%
U.S. Government Agencies — 0.5%
	Federal National Mortgage Association (FNMA), Discount Notes:
175,000	5.159%-5.185% due 6/25/07 (e)(f)	174,406
150,000	5.153% due 7/2/07 (e)(f)	149,344
	Total U.S. Government Agencies (Cost — $323,750)	323,750
Repurchase Agreement — 0.6%
380,000	Nomura Securities International Inc. tri-party repurchase agreement dated 5/31/07, 5.200% due 6/1/07; Proceeds at maturity - $380,055; (Fully collateralized by U.S. government agency obligation, 9.375% due 10/15/20; Market value - $388,024) (Cost - $380,000)	380,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $703,750)	703,750
	TOTAL INVESTMENTS — 100.0% (Cost — $59,519,863#)	61,481,278

(a)	All or a portion of this security is segregated for swap contracts and open futures contracts.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2007.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Illiquid security.
(e)	Rate shown represents yield-to-maturity.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.
†	Participation interest was acquired through the financial institution indicated parenthetically.

Abbreviations used in this schedule:
DCB - Debt Conversion Bond
MYDFA - Multi-Year Depository Facility Agreement
OJSC - Open Joint Stock Company

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Floating Rate Fund Inc. (the “Fund”) was incorporated in Maryland on January 21, 1994 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets plus any borrowings for investment purposes in floating rate debt securities of emerging market sovereign and corporate issuers, including fixed-rate securities with respect to which the Fund has entered into interest rate swaps to effectively convert the fixed-rate interest payments it receives into floating-rate interest payments. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Interest Rate Swaps. In order to manage interest rate sensitivity (duration), the Fund has entered into an interest rate swap agreement with JPMorgan Chase Bank (counterparty) pursuant to which, the Fund has guaranteed to make semi-annual payments to the counterparty at predetermined fixed rates, in exchange for floating payments from the counterparty at the 6-month LIBOR, based on notional principal amount for each swap agreement. During the term of the outstanding swap agreement, changes in the underlying value of each swap are recorded as unrealized gain or loss.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,181,141
Gross unrealized depreciation	(219,726)
Net unrealized appreciation	$1,961,415

At May 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 10 Year Notes	248	09/07	$26,488,041	$26,381,000	$107,041

At May 31, 2007, the Fund held the following interest rate swap contracts:

Swap Counterparty:	JPMorgan Chase Bank NA
Effective Date:	12/29/04
Notional Amount:	$16,000,000
Payments Made by Fund:	Fixed Rate 6.130%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	12/28/10
Unrealized Depreciation	$(415,754)
JPMorgan Chase Bank NA

Swap Counterparty:
Effective Date:	3/3/05
Notional Amount:	$4,120,000
Payments Made by Fund:	Fixed Rate 4.805%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	3/3/15
Unrealized Appreciation	$155,675

At May 31, 2007, the Fund held loan participations with a total cost of $149,630 and a total market value of $151,031.

ITEM 2.                 CONTROLS AND PROCEDURES.

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                               There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                 EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Floating Rate Fund Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken

Chief Executive Officer

Date:  July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken

Chief Executive Officer

Date:  July 27, 2007

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak

Chief Financial Officer

Date:  July 27, 2007